UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)
                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C.  20036


Date of fiscal year end: October 31

Date of reporting period: July 31

------

ITEM  1.  SCHEDULE  OF  INVESTMENTS

[Insert  Schedule  of  Investments]




MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005
--------------------------------------------------------
                                                          NUMBER     MARKET
                                                          OF SHARES  VALUE
                                                          ---------  ------------
 COMMON STOCK -- 96.7%
 CONSUMER DISCRETIONARY
Carmax, Inc. *                                               28,000  $   818,160
Diageo PLC                                                   16,000      890,720
Discovery Holdings, Class A *                                 7,000       99,890
Gannett Co., Inc.                                            10,500      766,080
Home Depot, Inc.                                             16,000      696,160
International Gaming Technology, Inc.                        25,000      684,000
Liberty Media Corporation *                                  70,000      615,300
Liberty Media International, Inc. *                           4,216      200,007
Tiffany & Co.                                                 8,000      272,240
Viacom Inc., Class B *                                        7,000      234,430
Weight Watchers International, Inc. *                        20,000    1,136,400
 TOTAL CONSUMER DISCRETIONARY -- 21.1%                                 6,413,387

 CONSUMER STAPLES
Anheuser-Busch Companies                                     28,000    1,241,800
General Mills, Inc.                                          14,000      663,600
Sysco Corp.                                                  34,000    1,226,040
Unilever PLC                                                  9,000      351,270
 TOTAL CONSUMER STAPLES -- 11.5%                                       3,482,710

 ENERGY
Devon Energy Corp.                                           15,000      841,350
TransaCanada Corp.                                           14,000      382,900
 TOTAL ENERGY -- 4.0%                                                  1,224,250

 FINANCIAL
Berkshire Hathaway, Inc., Class B *                             900    2,503,800
Doral Financial Corp.                                        42,000      648,060
Fairfax Financial Holdings Ltd.                               4,300      752,801
First Data Corp.                                             29,000    1,193,060
Leucadia National Corp.                                      10,500      415,275
MGIC Investment Corp.                                        11,000      754,380
PHH Corp. *                                                   1,550       43,850
Progressive Corp.                                            11,000    1,096,590
 TOTAL FINANCIAL -- 24.4%                                              7,407,816

 HEALTH
Biogen Idec *                                                 6,000      235,740
Dentsply International, Inc.                                 12,000  $   669,000
Novartis AG *                                                 4,000      194,840
Pfizer, Inc.                                                 11,000      291,500
Pozen, Inc. *                                                43,000      354,750
Teva Pharmaceutical Industries Ltd.                          22,000      692,340
 TOTAL HEALTH -- 8.0%                                                  2,438,170

 INDUSTRIALS
Allied Waste Industries, Inc. *                              50,000      429,000
Apollo Group, Inc. *                                         10,000      751,500
The Brink's Co.                                              15,000      542,400
Cendant Corp.                                                31,000      662,160
Equifax, Inc.                                                15,000      546,000
General Electric Co.                                          8,000      276,000
Hubbell, Inc., Class B                                       18,000      817,200
Illinois Toolworks, Inc.                                      8,000      685,200
Iron Mountain Inc. *                                          4,000      137,160
 TOTAL INDUSTRIALS -- 16.0%                                            4,846,620

 INFORMATION TECHNOLOGY
ESC Seagate Tech - Escrow *                                   3,600            -
Microsoft Corp.                                              48,000    1,229,280
Plantronics, Inc.                                             3,000      102,480
 TOTAL INFORMATION TECHNOLOGY -- 4.4%                                  1,331,760

 MATERIALS
Methanex Corp.                                               17,483      283,225
 TOTAL MATERIALS -- 0.9%                                                 283,225

 SERVICES
Automatic Data Processing, Inc.                              28,000    1,243,480
 TOTAL SERVICES -- 4.1%                                                1,243,480

 UTILITIES
AES Corp. *                                                  42,500      682,125
 TOTAL UTILITIES -- 2.2%                                                 682,125
      TOTAL COMMON STOCK (COST $24,368,337)                          $29,353,542
                                                                     ------------

   EXCHANGE TRADED FUNDS -- 2.9%
 iShares MSCI Emerging Markets Index                         11,500  $   886,650
  TOTAL EXCHANGE TRADED FUNDS -- 2.9%                                    886,650

       TOTAL EXCHANGE TRADED FUNDS (COST $696,066)                   $   886,650



 SHORT TERM INVESTMENTS -- 1.8%
First Western Bank Collective Asset Fund (Cost $552,361)    552,361      552,361
                                                                     ------------


      TOTAL INVESTMENTS (COST $23,807,087) -- 101.44%                 30,792,553
      OTHER ASSETS LESS LIABILITIES -- -1.44%                           (437,226)
                                                                     ------------

 NET ASSETS -- 100.00%                                               $30,355,327
                                                                     ============



*  Non-income producing investments



ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     August 12, 2005

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     August 12, 2005

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     August 12, 2005

                                                     /s/Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Treasurer